8. Subordinated Debt: Maturity and redemption information relating to Subordinated Debt (Details) (Subordinated Debt, USD $)	12 Months Ended
Dec. 31, 2014
Based on Maturity Date
Amount Maturing or Redeemable at Option of Holder	$ 37,726,538
Based on Maturity Date | 2015
Amount Maturing or Redeemable at Option of Holder	8,588,683
Based on Maturity Date | 2016
Amount Maturing or Redeemable at Option of Holder	7,449,365
Based on Maturity Date | 2017
Amount Maturing or Redeemable at Option of Holder	9,699,663
Based on Maturity Date | 2018
Amount Maturing or Redeemable at Option of Holder	11,988,827
Based on Interest Adjustment Period
Amount Maturing or Redeemable at Option of Holder	37,726,538
Based on Interest Adjustment Period | 2015
Amount Maturing or Redeemable at Option of Holder	25,479,145
Based on Interest Adjustment Period | 2016
Amount Maturing or Redeemable at Option of Holder	7,651,939
Based on Interest Adjustment Period | 2017
Amount Maturing or Redeemable at Option of Holder	2,413,001
Based on Interest Adjustment Period | 2018
Amount Maturing or Redeemable at Option of Holder	$ 2,182,453